Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation expenses
Share-based compensation expenses	¥ (688,083)	¥ (671,210)	¥ (667,098)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(112,683)	(73,151)	(73,235)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(35,038)	(41,063)	(40,364)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(180,493)	(203,594)	(206,073)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (359,869)	¥ (353,402)	¥ (347,426)